United States
Securities and Exchange Commission
"Washington, D.C.  20549

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 09/30/12

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500
         Philadelphia, PA 19103"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     October 11,2012
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:78
Form 13F Information Table Entry Total:	319,493
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579y101     7584    82065 SH       Sole                                   82065
AFLAC Inc                      COM              001055102     5571   116359 SH       Sole                                  116359
AT&T Inc New                   COM              00206R102     4350   115390 SH       Sole                                  115390
Abbott Laboratories            COM              002824100      257     3746 SH       Sole                                    3746
Adobe Systems Inc              COM              00724F101     1965    60578 SH       Sole                                   60578
American Express Company       COM              025816109     4043    71104 SH       Sole                                   71104
Apache Corp                    COM              037411105     3909    45206 SH       Sole                                   45206
Apple Inc                      COM              037833100     3291     4933 SH       Sole                                    4933
Artesian Res Corp Cl A Class A COM              043113208     1670    71883 SH       Sole                                   71883
Auto Data Processing           COM              053015103     7811   133160 SH       Sole                                  133160
Beam Inc.                      COM              073730103     1495    25979 SH       Sole                                   25979
Berkshire Hathaway B New Class COM              084670207      711     8065 SH       Sole                                    8065
Boeing Co                      COM              097023105     6807    97805 SH       Sole                                   97805
Bristol-Myers Squibb Co        COM              110122108      423    12541 SH       Sole                                   12541
Broadcom Corp Class A          COM              111320107     2803    81087 SH       Sole                                   81087
Church & Dwight Co Inc         COM              171340102     2083    38583 SH       Sole                                   38583
Cisco Systems Inc              COM              17275R102      444    23266 SH       Sole                                   23266
Colgate-Palmolive Co           COM              194162103     5824    54320 SH       Sole                                   54320
ConocoPhillips                 COM              20825C104      999    17472 SH       Sole                                   17472
Diageo Plc New Adr F 1 Adr Rep COM              25243Q205     7879    69894 SH       Sole                                   69894
Du Pont E I De Nemour&co       COM              263534109     7701   153196 SH       Sole                                  153196
E M C Corp Mass                COM              268648102     4996   183206 SH       Sole                                  183206
Exponent Inc                   COM              30214u102     2270    39770 SH       Sole                                   39770
Exxon Mobil Corporation        COM              30231g102     9429   103107 SH       Sole                                  103107
FMC Technologies Inc           COM              30249u101     4275    92324 SH       Sole                                   92324
Fedex Corporation              COM              31428X106     6542    77314 SH       Sole                                   77314
Fortune Brands HM & SEC        COM              34964C 10      496    18375 SH       Sole                                   18375
General Electric Company       COM              369604103     5043   222073 SH       Sole                                  222073
Glaxosmithkline Plc Adrf Spons COM              37733W105     4532    98003 SH       Sole                                   98003
Heinz H J Co                   COM              423074103     2197    39275 SH       Sole                                   39275
Home Depot Inc                 COM              437076102     8749   144930 SH       Sole                                  144930
Honeywell International        COM              438516106     4449    74453 SH       Sole                                   74453
International Business Machine COM              459200101    10805    52084 SH       Sole                                   52084
JP Morgan Chase & Co           COM              46625h100     5737   141726 SH       Sole                                  141726
Johnson & Johnson              COM              478160104     9136   132572 SH       Sole                                  132572
Kimberly-Clark Corp            COM              494368103     1936    22567 SH       Sole                                   22567
Kraft Foods Inc                COM              50075N104      683    16520 SH       Sole                                   16520
Lab Cp Of Amer Hldg New        COM              50540R409     3269    35355 SH       Sole                                   35355
Limited Brands Inc             COM              532716107     1605    32592 SH       Sole                                   32592
Logitech Intl S A New F        COM              h50430232      108    11890 SH       Sole                                   11890
McCormick & Co Inc N-Vt Non Vo COM              579780206     7624   122892 SH       Sole                                  122892
McDonalds Corp                 COM              580135101     7794    84952 SH       Sole                                   84952
Medtronic Inc                  COM              585055106     3544    82184 SH       Sole                                   82184
Microsoft Corp                 COM              594918104     8637   290206 SH       Sole                                  290206
Nordson Corp                   COM              655663102     4166    71145 SH       Sole                                   71145
Oracle Corporation             COM              68389x105      540    17158 SH       Sole                                   17158
Pepsico Incorporated           COM              713448108     7715   109010 SH       Sole                                  109010
Pfizer Incorporated            COM              717081103      247     9938 SH       Sole                                    9938
Phillips 66                    COM              718546104      254     5485 SH       Sole                                    5485
Procter & Gamble               COM              742718109     4856    70011 SH       Sole                                   70011
Progressive Corp Ohio          COM              743315103     1110    53513 SH       Sole                                   53513
RPM International Inc Delaware COM              749685103     9131   319925 SH       Sole                                  319925
Resmed Inc                     COM              761152107     1899    46925 SH       Sole                                   46925
Reynolds American Inc          COM              761713106     1154    26633 SH       Sole                                   26633
South Jersey Inds Inc          COM              838518108     6392   120767 SH       Sole                                  120767
Stryker Corp                   COM              863667101     4347    78106 SH       Sole                                   78106
Texas Instruments Inc          COM              882508104     3358   121877 SH       Sole                                  121877
The Southern Company           COM              842587107     6987   151593 SH       Sole                                  151593
Tiffany & Co New               COM              886547108     3093    49976 SH       Sole                                   49976
U G I Corporation New          COM              902681105     2764    87051 SH       Sole                                   87051
Under Armour Inc Cl A          COM              904311107     4166    74621 SH       Sole                                   74621
V F Corporation                COM              918204108     6947    43590 SH       Sole                                   43590
Valley National Bancorp        COM              919794107     4368   435944 SH       Sole                                  435944
Verizon Communications         COM              92343v104     7380   161953 SH       Sole                                  161953
Wal-Mart Stores Inc            COM              931142103     1025    13885 SH       Sole                                   13885
Walt Disney Company            COM              254687106     8832   168928 SH       Sole                                  168928
UMH Properties Inc. REIT       COM              903002103      184    15410 SH       Sole                                   15410
Washington Real Estate Investm COM              939653101     6692   249510 SH       Sole                                  249510
Ishares Tr Barclays Tips Bond  1-3 YR TRS Bd    464287176     9711    79758 SH       Sole                                   79758
Vanguard Bond Index Fund Inter 1-3 YR TRS Bd    921937819     3567    39512 SH       Sole                                   39512
Vanguard Bond Index Fund Short 1-3 YR TRS Bd    921937827     4888    60013 SH       Sole                                   60013
Ishares MSCI Aus Idx Fd Austra STK IDX          464286103      723    30381 SH       Sole                                   30381
Ishares MSCI Brazil Indx Brazi STK IDX          464286400      678    12548 SH       Sole                                   12548
Ishares MSCI Cda Idx Fd Canada STK IDX          464286509      626    21990 SH       Sole                                   21990
Ishares MSCI Israel Inx Israel STK IDX          464286632      457    11301 SH       Sole                                   11301
Ishares MSCI South Korea Index STK IDX          464286772      686    11600 SH       Sole                                   11600
Ishares MSCI Turkey Idx Turkey STK IDX          464286715      500     8951 SH       Sole                                    8951
Ishares S&P U S Pfd Fund S&p U STK IDX          464288687     8537   214174 SH       Sole                                  214174